Merger Agreement - Addition Information (Detail) $ / shares in Units, $ in Millions	Nov. 18, 2015 USD ($) $ / shares shares
Private Placement [Member]
Business Acquisition [Line Items]
Sale of common stock | shares	2,304,430
Purchase price per share | $ / shares	$ 17.1409
Proceeds from sale of common stock | $	$ 39.5
Notes principle balance outstanding | $	$ 6.0
Reverse Stock Split [Member] | Private Placement [Member]
Business Acquisition [Line Items]
Sale of common stock | shares	26,329,818
Before Reverse Stock Split [Member] | Private Placement [Member]
Business Acquisition [Line Items]
Purchase price per share | $ / shares	$ 1.5002
Reverse Stock Split [Member]
Business Acquisition [Line Items]
Date of acquisition	Mar. 22, 2016